Principal Components of Deferred Income Tax Asset and Liabilities (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets:
Accrued expenses	$ 2,932,009	¥ 18,992,967	¥ 27,356,981
Tax loss carry forward	5,641,829	36,546,645	5,614,710
Unrealized other income	576,546	3,734,748	3,159,084
Others	55,402	358,881	1,363,185
Gross deferred tax assets	9,205,786	59,633,241	37,493,960
Valuation allowance	(1,955,204)	(12,665,420)
Net deferred tax assets	7,250,582	46,967,821	37,493,960
Current	479,214	3,104,253	23,456,121
Non-current	6,771,368	43,863,568	14,037,839
Deferred tax liabilities:
Unrealized investment income	658,252	4,264,027	1,603,184
Total deferred tax liabilities	658,252	4,264,027	1,603,184
Current	658,252	4,264,027	1,603,184
Non-current	$ 0	¥ 0	¥ 0